6. Income Taxes	3 Months Ended	12 Months Ended
	May 31, 2021	Feb. 28, 2021
Income Tax Disclosure [Abstract]
Income Taxes

Note 6 – Income Taxes

The Company accounts for income taxes under FASB ASC Topic 740, which requires use of the liability method. FASB ASC Topic 740 provides that deferred tax assets and liabilities are recorded based on the differences the tax basis of assets and liabilities and their carrying amounts for financial reporting purposes, referred to as temporary differences.

As of May 31, 2021, the Company incurred a net operating loss and, accordingly, no provision for income taxes has been recorded. In addition, no benefit for income taxes has been recorded due to the uncertainty of the realization of any tax assets. The Company has approximately $46,000 and $45,000  of federal net operating loss carry forwards at May 31, 2021 and 2020, respectively. In addition, the Company had gross deferred tax assets of approximately $10,000 and $9,000 as of May 31, 2021 and 2020 for which a full valuation allowance has provided.

Based on the available objective evidence, including the Company's history of losses, management believes it is more likely than not, the net deferred tax assets will not be fully realizable. Accordingly, the Company provided for a full valuation allowance against its net deferred tax assets at May 31, 2021 and 2020. The Company had no uncertain tax positions as of May 31, 2021 and 2020.

Note 6 – Income Taxes

The Company accounts for income taxes under FASB ASC Topic 740, which requires use of the liability method. FASB ASC Topic 740 provides that deferred tax assets and liabilities are recorded based on the differences the tax basis of assets and liabilities and their carrying amounts for financial reporting purposes, referred to as temporary differences.

As of February 28, 2021, the Company incurred a net operating loss and, accordingly, no provision for income taxes has been recorded. In addition, no benefit for income taxes has been recorded due to the uncertainty of the realization of any tax assets. The Company has approximately $46,000 and $44,000 of federal net operating loss carry forwards at February 28, 2021 and February 29, 2020, respectively. In addition, the Company had gross deferred tax assets of approximately $10,000 and $9,000 as of February 28, 2021 and February 29, 2020 for which a full valuation allowance has provided.

Based on the available objective evidence, including the Company's history of losses, management believes it is more likely than not, the net deferred tax assets will not be fully realizable. Accordingly, the Company provided for a full valuation allowance against its net deferred tax assets at February 28, 2021 and February 29, 2020. The Company had no uncertain tax positions as of February 28, 2021 and February 29, 2020.